Investments in Affiliates (Details Textual) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2018	Nov. 30, 2010
Investment in Affiliates (Textual)
Significant subsidiary test percentage					20.60%
Share of income of affiliates		¥ 174,468	¥ 108,944	¥ 48,293
Share of other comprehensive income of affiliates, net of tax			1,263	¥ (37,911)
Investments accounted for under the equity method		¥ 587,517	¥ 404,783
Teamhead Automobile [Member]
Investment in Affiliates (Textual)
Significant subsidiary test percentage		40.00%	40.00%
Investments accounted for under the equity method		¥ 119
Puyi Inc. [Member]
Investment in Affiliates (Textual)
Significant subsidiary test percentage						19.50%
Investments accounted for under the equity method		¥ 11,350
Description of investment in puyi	In August of 2018, Puyi, an exempted company incorporated under the laws of the Cayman Islands, which is also the ultimate holding company of Puyi Sales and Puyi Bohui, has started its process of an initial public offering ("IPO") in the U.S. capital market. For the IPO purpose, Puyi and its subsidiaries have conducted certain equity reorganization transactions with the Group. At September of 2018, the Group transferred its shares in Puyi Sales to Puyi Bohui with the carrying amount of RMB10,028 in exchange for 4,033,600 Ordinary Shares of Puyi ("Puyi's shares"), representing 4.8% of Puyi's equity interest. No gain or loss on above transactions was recognized by the Group as the fair value of Puyi's share is equivalent to the exchange cash consideration amount. Puyi was subsequently listed in Nasdaq on March 29, 2019, and the Group's equity was then diluted to 4.5% after its IPO.	In November 2010, through subsidiary of Fanhua Fanlian Investment Co., Ltd., or Fanlian, the Group invested RMB10,028 in Fanhua Puyi Investment Management Co., Ltd., or Puyi Investment for 19.5% equity interests in Puyi Investment. In March 2013, Puyi Investment was renamed as Fanhua Puyi Fund Sales Co. Ltd., or Fanhua Puyi after obtaining a license to distribute fund products.
Puyi Inc. [Member] | Minimum [Member]
Investment in Affiliates (Textual)
Significant subsidiary test percentage	15.40%
Puyi Inc. [Member] | Maximum [Member]
Investment in Affiliates (Textual)
Significant subsidiary test percentage	19.50%
CNFinance [Member]
Investment in Affiliates (Textual)
Investments accounted for under the equity method		¥ 576,048
Market value of the Group's investment		¥ 479,605
CNFinance [Member] | Minimum [Member]
Investment in Affiliates (Textual)
Significant subsidiary test percentage		18.50%
CNFinance [Member] | Maximum [Member]
Investment in Affiliates (Textual)
Significant subsidiary test percentage		20.60%